Transactions with Related Parties (Details2) (USD $)	1 Months Ended	3 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Transactions with related parties [Abstract]
Merco Parana acquisition price	$ 2,493,000
Holdux Acquisition price	13,443,000
Holdux amount paid		630,000
Holdux remaing balance		12,813,000
Lodging annual expense payments		0	13
Lodging amounts payable		33,000	30,000
General and administrative fees		170,000	150,000
Voyage expenses annual payments		$ 659,000	$ 244,000